Income taxes - Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 34,662	$ 12,950
Tax calculated at domestic tax rates applicable to profits in the respective countries	9,324	3,432
Non-deductible stock-based compensation	356	107
Non-taxable capital (gains) and losses	841	(47)
Intangibles	(458)	87
Adjustments in respect of previous periods	(590)	115
Non-capital losses and other temporary differences not benefited previously	(1,563)	(1,405)
Rate differences and other	(226)	452
Income tax expense reported in the consolidated statements of operations	$ 7,684	$ 2,741
Weighted average statutory tax rate (percent)	26.90%	26.50%
Unused tax losses for which no deferred tax asset recognised	$ 8,000